Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

The extent to which COVID-19 negatively impacts our business is highly uncertain and cannot be accurately predicted. We believe that the coronavirus outbreak and the measures taken to control it may have a significant negative impact on economic activities in China. Our revenues are generated in China. The magnitude of this negative effect on the continuity of our business operation in China remains uncertain. These uncertainties impede our ability to conduct our daily operations and could materially and adversely affect our business, financial condition and results of operations. We expect our full year 2020 results of operations to be adversely affected.

In connection with its acquisition of Saleya, on January 21, 2020, the Company made a partial cash payment of $18,539,343, and on February 5, 2020 it issued 2,708,498 common shares to certain shareholders of Saleya in accordance with Share Purchase Agreement.

On February 24, 2020, the Company reached an agreement with two of the Saleya's shareholders to issue 1,500,310 of Series B preferred shares instead of a cash payment of $6,182,000 (RMB43,128,000) as a change of consideration for the acquisition of Saleya,

On June 17, 2020, the Company entered into preferred stock subscription agreement with Daci Haojin Foundation Limited to issue 15,000,000 preferred shares for $45,000,000.